Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000002007 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002007 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002007 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002007 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002007 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002007 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002007 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002007 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002012 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002012 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002012 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002012 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002012 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002012 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002012 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002013 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002013 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002013 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002013 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002013 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002006 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002006 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002006 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002006 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002006 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002006 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002006 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002006 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002015 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002015 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002015 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002015 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002015 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002017 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002017 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002017 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002017 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002017 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002017 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002018 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002018 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002018 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002018 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002018 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002018 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000002008 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000002008 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000002008 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002008 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000002008 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000002008 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000002008 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000117927 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000117927 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000117927 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117927 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000117927 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000117927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000117927 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	65.00%
C000033358 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033358 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000033358 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000033358 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000033358 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033358 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033358 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033358 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[1]
C000033358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033358 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033358 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000033358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000033358 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033358 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000033359 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033359 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000033359 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000033359 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000033359 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033359 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033359 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033359 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033359 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[2]
C000033359 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033359 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033359 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000033359 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000033359 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033359 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000033360 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033360 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000033360 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000033360 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000033360 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000033360 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033360 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033360 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033360 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000033360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000033360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[3]
C000033360 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033360 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000033360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000033360 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033360 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068409 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068409 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068409 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068409 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000068409 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068409 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068409 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068409 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068409 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[4]
C000068409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068409 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068409 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068409 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068409 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068409 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068410 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068410 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068410 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068410 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000068410 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068410 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068410 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068410 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068410 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068410 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[5]
C000068410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068410 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068410 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068410 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068410 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068411 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068411 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068411 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068411 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000068411 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068411 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068411 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068411 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068411 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[6]
C000068411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068411 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068411 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068411 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068411 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068411 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068412 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068412 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068412 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000068412 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000068412 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000068412 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068412 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068412 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068412 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000068412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000068412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000068412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[7]
C000068412 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068412 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068412 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000068412 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000068412 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000068412 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000117928 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000117928 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000117928 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000117928 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000117928 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000117928 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000117928 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117928 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117928 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000117928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000117928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117928 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117928 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	66.30%	[8]
C000117928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000117928 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000117928 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000117928 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117928 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
C000100956 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100956 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100957 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100957 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100958 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100958 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100959 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100959 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100960 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100960 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100961 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100961 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100962 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100962 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100963 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100963 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000100963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000100963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000100963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000100963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000100963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000100963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000100963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000100963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000100963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000100963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000117930 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117930 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000117930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000117930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000117930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000117930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000117930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000117930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000117930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000117930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000117930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117930 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[4]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[5]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[8]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.